Other current assets	12 Months Ended
Feb. 28, 2021
Disclosure Of Other Current Assets [Abstract]
Other current assets
10	Other current assets

	As of February 28, 2021	As of February 29, 2020
	US$	US$
Other receivables	490,631	1,400
Prepaid insurance	2,358,583	—
Prepayments	561,312	25,543
	3,410,526	26,943

Prepayments relate to payments made in advance on professional services not received.